Financial Risk Management -Schedule of Contractual Undiscounted Cash Flows (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	₩ 7,114,237	₩ 8,260,180
Borrowings (including debentures)	11,663,007	11,361,800
Lease liabilities	1,631,190	1,177,812
Other non-derivative financial liabilities	1,186,078	1,162,343
Financial guarantee contracts	428	108,881
Total	21,594,940	22,071,016
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	6,856,284	7,509,703
Borrowings (including debentures)	2,724,673	4,206,534
Lease liabilities	375,148	360,361
Other non-derivative financial liabilities	480,408	391,039
Financial guarantee contracts	428	108,881
Total	10,436,941	12,576,518
1-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	217,312	728,268
Borrowings (including debentures)	7,247,769	5,485,468
Lease liabilities	669,176	674,594
Other non-derivative financial liabilities	687,217	756,024
Financial guarantee contracts	0	0
Total	8,821,474	7,644,354
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	40,641	22,209
Borrowings (including debentures)	1,690,565	1,669,798
Lease liabilities	586,866	142,857
Other non-derivative financial liabilities	18,453	15,280
Financial guarantee contracts	0	0
Total	₩ 2,336,525	₩ 1,850,144